Fixed Assets, net (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Fixed Assets, net
Schedule of fixed assets

	April 30,	October 31,
	2025	2024
Office equipment	$231,522	$634,291
Software	59,035	60,302
Less: accumulated depreciation	(254,872)	(627,630)
	$35,685	$66,963

	Years Ended October 31,
	2024	2023
Office equipment	$634,291	$619,292
Software	60,302	58,663
Less: accumulated depreciation	(627,630)	(565,474)
	$66,963	$112,481